Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
16.	Leases

The Company has entered into non-cancellable operating leases for offices and vehicles. Lease cost recognized in the Company’s consolidated statements of income is summarized as follows:

Period ended December 31, 2024
Operating lease costs in the period from December 16th to December 31st	$54,914
Total lease cost:	$54,914

There were no cash payments during the reporting period.

Other information about lease amounts recognized in the consolidated financial statements, as of December 31, 2024) is as follows:
Weighted-average remaining lease term – 6.44 years
Weighted-average discount rate – 2.15%

The following table depicts the undiscounted cashflow on an annual basis of each of the next five years and the sum for all the years thereafter:
Year ended December 31, 2024
1 year	$1,208,417
1-2 years	1,201,290
2-3 years	1,193,803
3-4 years	1,193,803
4-5 years	1,193,803
5+ years	2,387,606
Total undiscounted cashflow	8,378,722
Interest	(607,743)
Lease Liability as of December 31, 2024	$7,770,979